Ownership, Description of Business, and Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	1 Months Ended		12 Months Ended
	May 31, 2015	May 31, 2014	Dec. 31, 2017	Dec. 31, 2015	Dec. 31, 2016	Aug. 12, 2015	Apr. 24, 2014
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Tax Cuts and Jobs Act of 2017, reclassification from AOCI to retained earnings			$ 259,000
Restricted cash			21,000,000		$ 15,100,000
Stock repurchase program, authorized amount						$ 50,000,000.0	$ 50,000,000.0
Stock repurchased during period (in shares)	839,295	400,000
Stock repurchased during period (amount)	$ 33,200,000	$ 16,800,000		$ 33,185,000
2017 Convertible Senior Notes
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Convertible debt			$ 115,000,000
Initial conversion price (in dollars per share)			$ 31.56
2017 Convertible Senior Notes | Adjusted Debt Conversion Rate Following Hedge Transactions
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Initial conversion price (in dollars per share)			$ 60.00
2020 Convertible Senior Notes
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Convertible debt			$ 172,500,000
Initial conversion price (in dollars per share)			$ 45.72
2020 Convertible Senior Notes | Adjusted Debt Conversion Rate Following Hedge Transactions
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Initial conversion price (in dollars per share)			$ 61.55
2021 Convertible Senior Notes
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Convertible debt			$ 161,000,000
Initial conversion price (in dollars per share)			$ 59.39
2021 Convertible Senior Notes | Adjusted Debt Conversion Rate Following Hedge Transactions
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Initial conversion price (in dollars per share)			$ 83.14
2022 Convertible Senior Notes
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Convertible debt			$ 150,000,000
Initial conversion price (in dollars per share)			$ 45.57
ASU 2018-02
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Tax Cuts and Jobs Act of 2017, reclassification from AOCI to retained earnings			$ 300,000